Schedule of Investments (unaudited)
February 29, 2024
BlackRock U.S. Insights Long/Short Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations(a) — 90.5%
U.S. Treasury Bills, 5.29%, 03/19/24	USD	11,228	$ 11,198,617
Total Short-Term Securities — 90.5% (Cost: $11,198,797)			11,198,617
Total Investments — 90.5% (Cost: $11,198,797)			11,198,617
Other Assets Less Liabilities — 9.5%			1,178,231
Net Assets — 100.0%			$ 12,376,848
(a)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	03/15/24	$ 1,786	$ 126,439
S&P 500 Annual Dividend Index	5	12/20/24	92	2,486
S&P 500 Annual Dividend Index	4	12/19/25	74	3,189
				132,114
Short Contracts
CBOE Volatility Index	1	03/20/24	14	1,533
				$ 133,647
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	07/11/24	$ 649,271	$ 61,342(b)	$ 714,074	90.1%
	Monthly	Goldman Sachs Bank USA(c)	08/19/26	360,210	71,094(d)	437,730	52.8
	Monthly	HSBC Bank PLC(e)	02/10/28	497,242	131,342(f)	636,239	68.9
	Monthly	Merrill Lynch International(g)	06/15/28	565,186	37,911(h)	605,590	78.0
					$ 301,689	$ 2,393,633
(b)	Amount includes $(3,461) of net dividends and financing fees.
(d)	Amount includes $(6,426) of net dividends and financing fees.
(f)	Amount includes $(7,655) of net dividends and financing fees.
(h)	Amount includes $(2,493) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-20 basis points	0-42 basis points	0-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	USD Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock U.S. Insights Long/Short Equity Fund

(g)
Range:	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date July 11, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Citizens Financial Group, Inc.	288	$ 9,040	1.3%
Beverages
Constellation Brands, Inc., Class A	483	120,035	16.8
Broadline Retail
Amazon.com, Inc.	202	35,706	5.0
Capital Markets
Intercontinental Exchange, Inc.	605	83,744	11.7
Commercial Services & Supplies
GFL Environmental, Inc.	1,526	55,058	7.7
Electrical Equipment
AMETEK, Inc.	205	36,937	5.2
Energy Equipment & Services
Baker Hughes Co., Class A	4,355	128,864	18.0
Financial Services
Mastercard, Inc., Class A	1,771	840,800	117.7
Visa, Inc., Class A	2,908	821,917	115.1
		1,662,717
Health Care Providers & Services
Cardinal Health, Inc.	1,975	221,161	31.0
Media
Comcast Corp., Class A	6,528	279,725	39.2
Multi-Utilities
Sempra	992	70,035	9.8
Oil, Gas & Consumable Fuels
BP PLC	12,392	433,596	60.7
Devon Energy Corp.	12,516	551,455	77.2
Shell PLC	86	5,404	0.8
Suncor Energy, Inc.	20,781	714,035	100.0
		1,704,490
Professional Services
Dun & Bradstreet Holdings, Inc.	8,554	90,159	12.6
	Shares	Value	% of Basket Value
Residential REITs
AvalonBay Communities, Inc.	317	$ 56,118	7.9%
Mid-America Apartment Communities, Inc.	651	81,818	11.4
		137,936
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	428	86,293	12.1
Software
Microsoft Corp.	1,798	743,725	104.2
Specialized REITs
Equinix, Inc.	55	48,885	6.8
Specialty Retail
RH	34	9,330	1.3
Ulta Beauty, Inc.	661	362,598	50.8
		371,928
Trading Companies & Distributors
SiteOne Landscape Supply, Inc.	308	51,892	7.3
Total Reference Entity — Long		5,938,330
Reference Entity — Short
Common Stocks
Aerospace & Defense
L3Harris Technologies, Inc.	738	(156,205)	(21.9)
Banks
PNC Financial Services Group, Inc. (The)	1,689	(248,621)	(34.8)
U.S. Bancorp	96	(4,028)	(0.6)
		(252,649)
Biotechnology
Moderna, Inc.	1,017	(93,808)	(13.1)
Capital Markets
Blackstone, Inc., Class A	1,369	(174,985)	(24.5)
CME Group, Inc., Class A	68	(14,984)	(2.1)
Janus Henderson Group PLC	260	(8,102)	(1.1)
Northern Trust Corp.	825	(67,757)	(9.5)
		(265,828)
Chemicals
Linde PLC	980	(439,844)	(61.6)
Distributors
Pool Corp.	82	(32,646)	(4.6)
Electric Utilities
Alliant Energy Corp.	1,746	(83,372)	(11.7)
Avangrid, Inc.	84	(2,615)	(0.3)
Southern Co. (The)	2,210	(148,622)	(20.8)
		(234,609)
Electrical Equipment
Eaton Corp. PLC	329	(95,081)	(13.3)

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Entertainment
Take-Two Interactive Software, Inc.	506	$ (74,347)	(10.4)%
Financial Services
Apollo Global Management, Inc.	746	(83,403)	(11.7)
Ground Transportation
Norfolk Southern Corp.	827	(209,545)	(29.3)
Health Care Equipment & Supplies
Koninklijke Philips NV, Registered Shares	929	(18,626)	(2.6)
Health Care REITs
Ventas, Inc.	6,829	(288,798)	(40.4)
Welltower, Inc.	2,005	(184,781)	(25.9)
		(473,579)
Health Care Technology
Doximity, Inc., Class A	951	(26,847)	(3.8)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	547	(86,136)	(12.1)
Insurance
Aflac, Inc.	76	(6,136)	(0.9)
Marsh & McLennan Cos., Inc.	1,734	(350,736)	(49.1)
		(356,872)
IT Services
International Business Machines Corp.	216	(39,967)	(5.6)
Life Sciences Tools & Services
Repligen Corp.	32	(6,208)	(0.9)
Multi-Utilities
Ameren Corp.	525	(37,375)	(5.2)
CenterPoint Energy, Inc.	1,751	(48,152)	(6.8)
		(85,527)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	2,790	(71,703)	(10.1)
Enbridge, Inc.	21,472	(739,066)	(103.5)
Occidental Petroleum Corp.	3,913	(237,167)	(33.2)
Range Resources Corp.	5,540	(175,175)	(24.5)
		(1,223,111)
Retail REITs
Simon Property Group, Inc.	2,598	(384,868)	(53.9)
Semiconductors & Semiconductor Equipment
Lam Research Corp.	211	(197,971)	(27.7)
Software
Salesforce, Inc.	620	(191,468)	(26.8)
Specialized REITs
Digital Realty Trust, Inc.	339	(49,769)	(7.0)
Specialty Retail
Tractor Supply Co.	445	(113,172)	(15.8)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	197	(32,170)	(4.5)
Total Reference Entity — Short		(5,224,256)
Net Value of Reference Entity — Barclays Bank PLC		$714,074
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Broadline Retail
Amazon.com, Inc.	2,975	$ 525,861	120.1%
Commercial Services & Supplies
GFL Environmental, Inc.	1,135	40,951	9.4
Construction & Engineering
Comfort Systems U.S.A., Inc.	549	167,846	38.3
Electric Utilities
American Electric Power Co., Inc.	1,745	148,656	34.0
NextEra Energy, Inc.	714	39,406	9.0
		188,062
Financial Services
Mastercard, Inc., Class A	25	11,869	2.7
Health Care Equipment & Supplies
IDEXX Laboratories, Inc.	125	71,904	16.4
Health Care Providers & Services
Cardinal Health, Inc.	97	10,862	2.5
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	694	86,452	19.8
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	645	367,766	84.0
Media
Comcast Corp., Class A	10,658	456,695	104.3
Fox Corp., Class A, NVS	4,857	144,690	33.1
		601,385
Oil, Gas & Consumable Fuels
BP PLC	2,015	70,505	16.1
Devon Energy Corp.	4,645	204,659	46.8
Shell PLC	1,938	121,765	27.8
TC Energy Corp.	18,510	732,070	167.2
		1,128,999
Professional Services
Dun & Bradstreet Holdings, Inc.	619	6,524	1.5
Residential REITs
AvalonBay Communities, Inc.	649	114,892	26.2
Specialized REITs
Equinix, Inc.	107	95,104	21.7
Specialty Retail
RH	491	134,730	30.8
Total Reference Entity — Long		3,553,207

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Aerospace & Defense
L3Harris Technologies, Inc.	686	$ (145,199)	(33.2)%
Banks
Bank of America Corp.	4,790	(165,351)	(37.8)
U.S. Bancorp	1,868	(78,381)	(17.9)
		(243,732)
Capital Markets
Janus Henderson Group PLC	2,462	(76,716)	(17.5)
Northern Trust Corp.	307	(25,214)	(5.8)
		(101,930)
Chemicals
International Flavors & Fragrances, Inc.	998	(75,349)	(17.2)
Linde PLC	81	(36,354)	(8.3)
		(111,703)
Distributors
Pool Corp.	143	(56,931)	(13.0)
Electric Utilities
Avangrid, Inc.	2,354	(73,280)	(16.7)
Electrical Equipment
Rockwell Automation, Inc.	704	(200,696)	(45.9)
Entertainment
Take-Two Interactive Software, Inc.	844	(124,009)	(28.3)
Financial Services
Apollo Global Management, Inc.	211	(23,590)	(5.4)
PayPal Holdings, Inc.	3,985	(240,455)	(54.9)
		(264,045)
Health Care Equipment & Supplies
Koninklijke Philips NV, Registered Shares	4,519	(90,606)	(20.7)
Health Care Providers & Services
Universal Health Services, Inc., Class B	530	(88,542)	(20.2)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	482	(75,901)	(17.3)
Insurance
Aflac, Inc.	966	(77,995)	(17.8)
Marsh & McLennan Cos., Inc.	395	(79,896)	(18.3)
		(157,891)
IT Services
International Business Machines Corp.	643	(118,974)	(27.2)
Media
Trade Desk, Inc. (The), Class A	83	(7,091)	(1.6)
Multi-Utilities
Ameren Corp.	2,037	(145,014)	(33.1)
Consolidated Edison, Inc.	1,495	(130,379)	(29.8)
WEC Energy Group, Inc.	1,079	(84,691)	(19.4)
		(360,084)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	1,602	(41,299)	(9.4)
Occidental Petroleum Corp.	731	(44,306)	(10.1)
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	12,923	$ (408,625)	(93.4)%
Southwestern Energy Co.	21,677	(151,089)	(34.5)
		(645,319)
Professional Services
Paylocity Holding Corp.	491	(82,787)	(18.9)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	2,246	(70,727)	(16.2)
Software
Crowdstrike Holdings, Inc., Class A	265	(85,900)	(19.6)
Specialized REITs
Digital Realty Trust, Inc.	69	(10,130)	(2.3)
Total Reference Entity — Short		(3,115,477)
Net Value of Reference Entity — Goldman Sachs Bank USA		$437,730
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
American Electric Power Co., Inc.	3,417	$ 291,094	45.7%
Electrical Equipment
AMETEK, Inc.	1,034	186,306	29.3
Financial Services
Visa, Inc., A Shares	89	25,155	4.0
Health Care Equipment & Supplies
IDEXX Laboratories, Inc.	7	4,027	0.6
Health Care Providers & Services
Cardinal Health, Inc.	86	9,630	1.5
Insurance
Reinsurance Group of America, Inc.	1,363	241,046	37.9
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	793	452,153	71.1
Media
Comcast Corp., Class A	1,519	65,089	10.2
Fox Corp., Class A, NVS	2,571	76,590	12.1
		141,679
Multi-Utilities
Sempra	852	60,151	9.5
Oil, Gas & Consumable Fuels
BP PLC	2,045	71,554	11.3

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	1,031	$ 45,426	7.1%
Shell PLC	103	6,471	1.0
Suncor Energy, Inc.	4,624	158,881	25.0
TC Energy Corp.	1,223	48,370	7.6
		330,702
Pharmaceuticals
Zoetis, Inc., Class A	2,863	567,819	89.2
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	3,884	783,092	123.1
Micron Technology, Inc.	1,574	142,620	22.4
NVIDIA Corp.	257	203,318	32.0
		1,129,030
Software
Confluent, Inc., Class A	3,280	111,094	17.5
Microsoft Corp.	47	19,441	3.0
Oracle Corp.	832	92,918	14.6
Procore Technologies, Inc.	1,391	108,540	17.0
Synopsys, Inc.	1,428	819,286	128.8
		1,151,279
Specialized REITs
Equinix, Inc.	167	148,433	23.3
Total Reference Entity — Long		4,738,504
Reference Entity — Short
Common Stocks
Aerospace & Defense
L3Harris Technologies, Inc.	618	(130,806)	(20.6)
Banks
U.S. Bancorp	92	(3,860)	(0.6)
Capital Markets
Blackstone, Inc., Class A	375	(47,933)	(7.5)
Chemicals
International Flavors & Fragrances, Inc.	719	(54,284)	(8.5)
Linde PLC	458	(205,560)	(32.3)
		(259,844)
Electric Utilities
Avangrid, Inc.	113	(3,518)	(0.5)
FirstEnergy Corp.	3,453	(126,414)	(19.9)
		(129,932)
Financial Services
Apollo Global Management, Inc.	824	(92,123)	(14.5)
Ground Transportation
Norfolk Southern Corp.	91	(23,058)	(3.6)
Health Care Providers & Services
Centene Corp.	1,519	(119,135)	(18.7)
Health Care REITs
Ventas, Inc.	3,862	(163,324)	(25.7)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	2,187	(344,387)	(54.1)
IT Services
International Business Machines Corp.	1,059	(195,947)	(30.8)
	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Repligen Corp.	402	$ (77,984)	(12.3)%
Media
Trade Desk, Inc. (The), Class A	586	(50,062)	(7.9)
Multi-Utilities
CenterPoint Energy, Inc.	4,316	(118,690)	(18.7)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	2,683	(68,953)	(10.8)
CNX Resources Corp.	14,843	(310,961)	(48.9)
Coterra Energy, Inc.	6,143	(158,366)	(24.9)
Range Resources Corp.	3,006	(95,050)	(15.0)
		(633,330)
Pharmaceuticals
Viatris, Inc.	6,833	(84,524)	(13.3)
Professional Services
ManpowerGroup, Inc.	1,713	(123,610)	(19.4)
Retail REITs
Simon Property Group, Inc.	1,698	(251,542)	(39.5)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	4,680	(147,373)	(23.2)
KLA Corp.	343	(234,029)	(36.8)
Lam Research Corp.	516	(484,137)	(76.1)
Silicon Laboratories, Inc.	192	(26,408)	(4.1)
		(891,947)
Specialized REITs
Digital Realty Trust, Inc.	714	(104,822)	(16.5)
Technology Hardware, Storage & Peripherals
Apple Inc.	412	(74,469)	(11.7)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	1,108	(180,936)	(28.4)
Total Reference Entity — Short		(4,102,265)
Net Value of Reference Entity — HSBC Bank PLC		$636,239
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date June 15, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Lear Corp.	807	$ 110,841	18.3%
Automobiles
General Motors Co.	4,317	176,911	29.2
Banks
Citizens Financial Group, Inc.	3,425	107,511	17.8

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Broadline Retail
Amazon.com, Inc.	1,681	$ 297,134	49.1%
Commercial Services & Supplies
GFL Environmental, Inc.	596	21,504	3.5
Communications Equipment
Ciena Corp.	1,732	98,689	16.3
Electric Utilities
NextEra Energy, Inc.	6,840	377,500	62.3
Electrical Equipment
AMETEK, Inc.	2,960	533,333	88.1
Energy Equipment & Services
Baker Hughes Co., Class A	2,467	72,999	12.1
Financial Services
Fidelity National Information Services, Inc.	4,221	292,051	48.2
Health Care Equipment & Supplies
IDEXX Laboratories, Inc.	16	9,204	1.5
Health Care Providers & Services
Cardinal Health, Inc.	2,059	230,567	38.1
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	120	14,948	2.5
Insurance
Reinsurance Group of America, Inc.	518	91,608	15.1
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	67	38,202	6.3
Media
Fox Corp., Class A, NVS	15,141	451,050	74.5
Oil, Gas & Consumable Fuels
BP PLC	7,573	264,979	43.8
Canadian Natural Resources Ltd.	4,149	289,144	47.7
Devon Energy Corp.	1,179	51,947	8.6
Shell PLC	10,440	655,945	108.3
TC Energy Corp.	1,646	65,099	10.7
		1,327,114
Residential REITs
AvalonBay Communities, Inc.	1,799	318,477	52.6
Mid-America Apartment Communities, Inc.	2,945	370,128	61.1
		688,605
Software
Microsoft Corp.	227	93,896	15.5
Specialized REITs
Equinix, Inc.	109	96,881	16.0
Specialty Retail
RH	15	4,116	0.7
Trading Companies & Distributors
SiteOne Landscape Supply, Inc.	190	32,011	5.3
Total Reference Entity — Long		5,166,675
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Aerospace & Defense
L3Harris Technologies, Inc.	241	$ (51,010)	(8.4)%
Capital Markets
Blackstone, Inc., Class A	1,151	(147,121)	(24.3)
CME Group, Inc., Class A	360	(79,326)	(13.1)
Northern Trust Corp.	2,652	(217,809)	(36.0)
		(444,256)
Chemicals
International Flavors & Fragrances, Inc.	216	(16,308)	(2.7)
Distributors
Pool Corp.	135	(53,746)	(8.9)
Electric Utilities
Avangrid, Inc.	100	(3,113)	(0.5)
Southern Co. (The)	8,564	(575,929)	(95.1)
		(579,042)
Electrical Equipment
Rockwell Automation, Inc.	279	(79,537)	(13.1)
Entertainment
Take-Two Interactive Software, Inc.	224	(32,912)	(5.4)
Financial Services
Apollo Global Management, Inc.	5,491	(613,894)	(101.4)
Ground Transportation
Norfolk Southern Corp.	439	(111,234)	(18.4)
Health Care REITs
Ventas, Inc.	1,020	(43,136)	(7.1)
Health Care Technology
Doximity, Inc., Class A	3,763	(106,229)	(17.5)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	387	(60,941)	(10.1)
IT Services
International Business Machines Corp.	2,659	(491,995)	(81.2)
Media
Trade Desk, Inc. (The), Class A	1,182	(100,978)	(16.7)
Multi-Utilities
Ameren Corp.	1,192	(84,858)	(14.0)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	4,946	(127,112)	(21.0)
Enbridge, Inc.	1,643	(56,552)	(9.3)
Exxon Mobil Corp.	2,084	(217,820)	(36.0)
Occidental Petroleum Corp.	9,518	(576,886)	(95.3)
Range Resources Corp.	3,909	(123,603)	(20.4)
		(1,101,973)
Retail REITs
Simon Property Group, Inc.	764	(113,179)	(18.7)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	1,420	(44,716)	(7.4)

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.	2,859	$ (225,632)	(37.2)%
Silicon Laboratories, Inc.	660	(90,776)	(15.0)
		(361,124)
Specialized REITs
Digital Realty Trust, Inc.	21	(3,083)	(0.5)
Specialty Retail
Tractor Supply Co.	54	(13,733)	(2.3)
	Shares	Value	% of Basket Value
Technology Hardware, Storage & Peripherals
Apple Inc.	118	$ (21,329)	(3.5)%
Wireless Telecommunication Services
T-Mobile U.S., Inc.	469	(76,588)	(12.7)
Total Reference Entity — Short		(4,561,085)
Net Value of Reference Entity — Merrill Lynch International		$605,590

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations	$ —	$ 11,198,617	$ —	$ 11,198,617
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 133,647	$ 301,689	$ —	$ 435,336
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
NVS	Non-Voting Shares
OTC	Over-the-Counter